Share-Based Compensation - Additional Information (Details) $ in Thousands, ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 CNY (¥) shares	Dec. 31, 2022 shares	Jun. 30, 2023 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted	1,682,787
Weighted average remaining contractual life of options outstanding	8 years 7 months 6 days	8 years 8 months 12 days
Other Payables and Accruals
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Amounts withheld from employees paychecks	¥ 0.1		$ 20
2021 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance	5,276,549		5,276,549
Share options granted	1,682,787	4,492,547
Additional shares available for issuance under the plan	1,376,000		1,376,000
2021 Employee Share Purchase Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance	600,000		600,000
Description of share-based payment arrangement	The first offering was made under the 2021 ESPP starting May 1, 2022 for the Section 423 component of the plan with the following key provisions: each offering period covers a 24-month period with each offering period providing four purchase periods, with implementation of consecutive overlapping offering periods, limitation on the number of shares, reset and look-back provisions, and other restrictions. As of June 30, 2023, 55,780 total shares have been issued under the 2021 ESPP.
Additional shares available for issuance under the plan	0		0
Number of shares issued	55,780		55,780